Note 4 - Asset Acquisition - Consideration for Acquisition (Details) (Parentheticals)	Jan. 07, 2022 shares
Lowell Therapeutics [Member]
Business Combination, Acquiree Common Stock to Be Held Back to Satisfy Some Obligations (in shares)	69,808